Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 10:	Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2016	2015

Net unrealized gain (loss) on securities available-for-sale	$(1,782,264)	$1,197,486

Tax effect	605,970	(407,145)

Net-of-tax amount	$(1,176,294)	$790,341